Acquisitions, Dispositions And Other Adjustments (DIRECTV Acquisitions Narrative) (Details) - USD ($) $ in Millions		1 Months Ended	3 Months Ended								12 Months Ended
	Jul. 24, 2015	Jul. 31, 2015	Dec. 31, 2016 [1]	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015 [2]	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line items]
Revenues			$ 41,841	$ 40,890	$ 40,520	$ 40,535	$ 42,119	$ 39,091	$ 33,015	$ 32,576	$ 163,786	$ 146,801	$ 132,447
Operating Income (Loss)			$ 4,248	$ 6,408	$ 6,560	$ 7,131	$ 7,532	$ 5,923	$ 5,773	$ 5,557	24,347	24,785	12,212
Amortization expense											$ 5,186	2,728	$ 500
DIRECTV [Member]
Business Acquisition [Line items]
Acquisition of business - period of acquisition	Jul. 24, 2015
DIRECTV [Member] | Acquisition [Member]
Business Acquisition [Line items]
Acquisition of business - period of acquisition		Jul. 31, 2015
Acquisition of business - value/amount of assets acquired		$ 47,409
Revenues												14,561
Amortization expense												$ 2,254

[1]	Includes an actuarial loss on pension and postretirement benefit plans (Note 12), asset impairment charge (Note 1) and change in accounting estimate (Note 1).
[2]	Includes an actuarial gain on pension and postretirement benefit plans (Note 12) and asset abandonment charges (Note 6).